Summary of Significant Accounting Policies (Details) - Schedule of common stock subject to possible redemption (Parentheticals)	12 Months Ended
Dec. 31, 2022 shares
Roth CH Acquisition IV Co. [Member] | Common Stock Subject To Redemption [Member]
Schedule of common stock subject to possible redemption reflected in the balance sheets [Abstract]
Redemption of shares	9,121,751